INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE

PROSPECTUS DATED NOVEMBER 21, 2018 OF:

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

Invesco Multi-Factor Income ETF (IMFI)

(each a “Fund” and collectively, the “Funds”)

Effective immediately, the Funds’ Prospectus is revised as follows:

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

The following is added as the last sentence to the third paragraph in the Section “Summary Information—Principal Investment Strategies” on page 4 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). The Fund may engage in such TBA transactions.

The Section “Summary Information—Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk” on page 6 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

The section “Summary Information—Principal Risks of Investing in the Fund—Index Rebalancing Risk” is hereby deleted and the following is added immediately following “Non-Investment Grade Securities Risk” in the Section “Summary Information—Principal Risks of Investing in the Fund” on page 6 of the Prospectus:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Income ETF (IMFI)

The following is added as the last sentence to the third paragraph in the Section “Summary Information—Principal Investment Strategies” on page 9 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced (“TBA”) transactions). The Fund may engage in such TBA transactions.

The Section “Summary Information—Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk” on page 11 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

The section “Summary Information—Principal Risks of Investing in the Fund—Index Rebalancing Risk” is hereby deleted and the following is added immediately following “Non-Investment Grade Securities Risk” in the Section “Summary Information—Principal Risks of Investing in the Fund” on page 11 of the Prospectus:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

In the Section “Additional Information About the Funds’ Strategies and Risks,” the disclosure under the sub-headings “Invesco Investment Grade Defensive Index” and “Invesco Emerging Markets Debt Defensive Index” on page 14 of the Prospectus is replaced with the following:

Invesco Investment Grade Defensive Index. The Invesco Investment Grade Defensive Index (the “IG Defensive Index”) is designed to provide exposure to U.S. investment grade bonds having the highest “quality scores” (within the eligible universe of U.S. investment grade bonds) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the IG Defensive Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion, bonds must (i) be rated higher than BBB- (or equivalent) by S&P, Fitch, or Moody’s credit rating agencies; (ii) have at least $600 million in face value outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, bonds registered with the SEC, publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the IG Defensive Index. In the case of multiple bonds from the same issuer with the same face value outstanding, the bond with fewer years to maturity is selected. If the years to maturity are identical, the bond issued most recently is selected. If the previous criteria are identical, preference will be given to SEC-registered bonds followed by Rule 144A securities.

The Index Provider assigns a quality score (“Quality Score”) to each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to the maturity factor, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to the credit rating factor, each rating agency’s rating is converted into a numerical value and a bond’s credit score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit scores for each bond are standardized across the universe of eligible bonds, and the Quality Score for each bond is computed as an equally-weighted combination of these two factors.

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the IG Defensive Index. At each monthly IG Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the IG Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the IG Defensive Index provided that they satisfy all other eligibility criteria. IG Defensive Index constituents are equally weighted. The IG Defensive Index is rebalanced monthly.

Invesco Emerging Markets Debt Defensive Index. The Invesco Emerging Markets Debt Defensive Index (the “EM Debt Defensive Index”) is designed to provide exposure to emerging markets debt securities having the highest “quality scores” (within the eligible universe of emerging market debt securities) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the EM Debt Defensive Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by sovereign governments, and agencies thereof, of countries that that the Index Provider considers to be “emerging market countries” (as of November 1, 2018, the following countries were classified as emerging markets by the Index Provider: Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey, the United Arab Emirates and Vietnam).

To be eligible for inclusion in the EM Debt Defensive Index, bonds must (i) be rated higher than B- (or equivalent) by S&P, Fitch or Moody’s credit rating agencies; (ii) have at least $500 million in face value outstanding, with only the largest five bonds from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, Regulation S securities and bonds registered with the SEC are all eligible for inclusion in the EM Debt Defensive Index. In the case of multiple bonds from the same issuer with the same face value outstanding, the bond with fewer years to maturity is selected. If the years to maturity are identical, the bond issued most recently is selected. If the previous criteria are identical, preference will be given to SEC-registered bonds followed by Rule 144A securities, followed by Regulation S securities.

The Index Provider assigns a quality score (“Quality Score”) to each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to the maturity factor, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to the credit rating factor, each rating agency’s rating is converted into a numerical value and a bond’s credit score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit scores for each bond are standardized by bond type (agency or sovereign), and the Quality Score for each bond is computed as a weighted-average combination of these two factors, with weights of 75% and 25% for maturity and credit rating, respectively.

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the EM Debt Defensive Index. At each monthly EM Debt Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the EM Debt Defensive Index, and current constituents with a Quality Score in the top 60% of eligible securities remain in the

EM Debt Defensive Index provided that they satisfy all other eligibility criteria. EM Debt Defensive Index constituents are modified market-value weighted, and issuers are limited to a maximum of 5% of the weight of the EM Debt Defensive Index and all countries are limited to a maximum 10% weight, although country exposure may exceed 10% to satisfy the 5% issuer weight limit. The EM Debt Defensive Index is rebalanced monthly.

Invesco Multi-Factor Income ETF (IMFI)

In the Section “Additional Information About the Funds’ Strategies and Risk,” the disclosure under the sub-headings “Invesco Emerging Markets Debt Value Index,” “Invesco High Yield Defensive Index,” “Invesco Investment Grade Value Index” and “Invesco High Yield Value Index” beginning on page 15 of the Prospectus is replaced with the following:

Invesco Emerging Markets Debt Value Index. The Invesco Emerging Markets Debt Value Index (the “EM Debt Value Index”) is designed to provide exposure to higher value, emerging markets debt securities. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the EM Debt Value Index seeks to incorporate securities with the highest “quality scores” (within the eligible universe of emerging market debt securities) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the EM Debt Value Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by sovereign governments, and agencies thereof, of countries that that the Index Provider considers to be “emerging market countries” (as of November 1, 2018, the following countries were classified as emerging markets by the Index Provider: Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey, the United Arab Emirates and Vietnam).

To be eligible for inclusion in the EM Debt Value Index, bonds must (i) be rated higher than B- (or equivalent) by S&P, Fitch or Moody’s credit rating agencies; (ii) have at least $500 million in face value outstanding, with only the largest five bonds from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, Regulation S securities and bonds registered with the SEC are all eligible for inclusion in the EM Debt Value Index. In the case of multiple bonds from the same issuer with the same face value outstanding, the bond with fewer years to maturity is selected. If the years to maturity are identical, the bond issued most recently is selected. If the previous criteria are identical, preference will be given to SEC-registered bonds followed by Rule 144A securities, followed by Regulation S securities.

The Index Provider assigns a quality adjusted value score (“QAV Score”) to each eligible bond, which is calculated based on a combination of value and quality factors or characteristics. A value score (“Value Score”) is assigned to each eligible bond based on the bond’s option adjusted spread (“OAS”). Specifically, the Value Score for each bond is calculated as its percentile ranked OAS within its bond type (agency or sovereign), region and credit rating category. With respect to credit category, each rating agency’s rating is converted into a numerical value and a bond’s credit factor score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The bond is then assigned to one of six credit rating categories, as established by the Index Provider. Bonds are also separately ranked by OAS solely within their bond type category. If fewer than three bonds are available within a bond type, region or credit rating, then the Value Score for all bonds in the grouping is replaced with the percentile rank based on bond type only. The Value Scores are then standardized.

The Index Provider also calculates a quality score (“Quality Score”) for each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to the maturity factor, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to the credit rating factor, each rating agency’s rating is converted into a numerical value and a bond’s credit score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit scores for each bond are standardized by bond type (agency or sovereign), and the Quality Score for each bond is computed as a weighted-average combination of these two factors, with weights of 75% and 25% for maturity and credit rating, respectively.

Once a Value Score and Quality Score are assigned to eligible bonds, the QAV Score is calculated as a weighted-average combination of the two scores, with 90% and 10% weights applied to the Value Score and Quality Score, respectively.

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the EM Debt Value Index. At each monthly EM Debt Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the EM Debt Value Index, and current constituents with a QAV Score in the top 60% of eligible securities remain in the EM Debt Value Index provided that they satisfy all other eligibility criteria. EM Debt Value Index constituents are modified market-value weighted, and issuers are limited to a maximum of 5% of the weight of the EM Debt Value Index and all countries are limited to a maximum 10% weight, although country exposure may exceed 10% to satisfy the 5% issuer weight limit. The EM Debt Value Index is rebalanced monthly.

Invesco High Yield Defensive Index. The Invesco High Yield Defensive Index (the “HY Defensive Index”) is designed to provide exposure to U.S. corporate bonds having the highest “quality scores” within an eligible universe of U.S. high yield bonds (commonly known as “junk bonds”) and bonds with the lowest credit rating considered investment grade, all as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the HY Defensive Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion in the HY Defensive Index, bonds must (i) be rated higher than B- and lower than or equal to BBB- (or equivalent) by S&P, Fitch or Moody’s credit rating agencies; (ii) have at least $400 million in face value outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, bonds registered with the SEC, publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the HY Defensive Index. In the case of multiple bonds from the same issuer with the same face value outstanding, the bond with fewer years to maturity is selected. If the years to maturity are identical, the bond issued most recently is selected. If the previous criteria are identical, preference will be given to SEC-registered bonds followed by Rule 144A securities.

The Index Provider assigns a quality score (“Quality Score”) to each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to the maturity factor, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to the credit rating factor, each rating agency’s rating is converted into a numerical value and a bond’s credit score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit scores for each bond are standardized across the universe of eligible bonds, and the Quality Score for each bond is computed as an equally-weighted combination of these two factors.

All eligible securities are ranked by Quality Score. Initially, bonds with Quality Scores in the top 40% of eligible securities are selected for inclusion in the HY Defensive Index. At each monthly HY Defensive Index rebalance, any new eligible security with a Quality Score in the top 30% of eligible securities is added to the HY Defensive Index, and current constituents with a Quality Score in the top 50% of eligible securities remain in the HY Defensive Index provided that they satisfy all other eligibility criteria. HY Defensive Index constituents are equally weighted. The HY Defensive Index is rebalanced monthly.

Invesco Investment Grade Value Index. The Invesco Investment Grade Value Index (the “IG Value Index”) is designed to provide exposure to higher value, U.S. investment grade bonds. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the IG Value Index seeks to incorporate securities with the highest “quality scores” (within the eligible universe of U.S. investment grade bonds) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the IG Value Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion, bonds must (i) be rated higher than BBB- (or equivalent) by S&P, Fitch, or Moody’s credit rating agencies; (ii) have at least $600 million in face value outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, bonds registered with the SEC, publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the IG Value Index. In the case of multiple bonds from the same issuer with the same face value outstanding, the bond with fewer years to maturity is selected. If the years to maturity are identical, the bond issued most recently is selected. If the previous criteria are identical, preference will be given to SEC-registered bonds followed by Rule 144A securities.

The Index Provider assigns a quality adjusted value score (“QAV Score”) to each eligible bond, which is calculated based on a combination of value and quality factors or characteristics. A value score (“Value Score”) is assigned to each eligible bond based on the bond’s option adjusted spread (“OAS”). Specifically, the Value Score for each bond is calculated as its percentile ranked OAS within its sector and credit rating category. With respect to credit category, each rating agency’s rating is converted into a numerical value and a bond’s credit factor score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The bond is then assigned to one of six credit rating categories, as established by the Index Provider. Bonds are also separately ranked by OAS solely within their credit rating category. If fewer than three bonds are available within a sector or credit rating, then the Value Score for all bonds in the grouping is replaced with the percentile rank based on credit rating only. If fewer than three bonds are available within a rating category, then the bonds in that rating category are removed from IG Value Index eligibility. The Value Scores are then standardized.

The Index Provider also calculates a quality score (“Quality Score”) for each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to the maturity factor, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to the credit rating factor, each rating agency’s rating is converted into a numerical value and a bond’s credit score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit scores for each bond are standardized across the universe of eligible bonds, and the Quality Score for each bond is computed as an equally-weighted combination of these two factors.

Once a Value Score and Quality Score are assigned to eligible bonds, the QAV Score is calculated as a weighted-average combination of the two scores, with 90% and 10% weights applied to the Value Score and Quality Score, respectively.

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the IG Value Index. At each monthly IG Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the IG Value Index, and current constituents with a QAV Score in the top 50% of eligible securities remain in the IG Value Index provided that they satisfy all other eligibility criteria. IG Value Index constituents are equally weighted. The IG Value Index is rebalanced monthly.

Invesco High Yield Value Index (Invesco Corporate Income Value ETF). The Invesco High Yield Value Index (the “HY Value Index”) is designed to provide exposure to higher value, U.S. high yield bonds (commonly known as “junk bonds”) and bonds with the lowest credit rating considered investment grade. Higher value bonds are characterized as those with higher yields that may provide greater returns in certain markets. In addition, the HY Value Index seeks to incorporate securities with the highest “quality scores” (within the eligible universe of U.S. bonds) as determined by the Index Provider using its methodology described below.

In selecting components for inclusion in the HY Value Index, the Index Provider begins with an investment universe of all U.S. dollar-denominated bonds issued by U.S. companies. To be eligible for inclusion in the HY Value Index, bonds must (i) be rated higher than B- and lower than or equal to BBB- (or equivalent) by S&P, Fitch or Moody’s credit rating agencies; (ii) have at least $400 million in face value outstanding, with only the largest bond from each issuer eligible; (iii) have at least two years, and no more than ten years, until final maturity; and (iv) make coupon payments. Qualifying securities include: fixed rate, bullet bonds, sinking funds, amortizing, puttable, extendable, callable, and step-up bonds with schedules known at issuance. Rule 144A securities, bonds registered with the SEC, publicly underwritten medium-term notes and Eurodollar bonds are all eligible for inclusion in the HY Value Index. In the case of multiple bonds from the same issuer with the same face value outstanding, the bond with fewer years to maturity is selected. If the years to maturity are identical, the bond issued most recently is selected. If the previous criteria are identical, preference will be given to SEC-registered bonds followed by Rule 144A securities.

The Index Provider assigns a quality adjusted value score (“QAV Score”) to each eligible bond, which is calculated based on a combination of value and quality factors or characteristics. A value score (“Value Score”) is assigned to each eligible bond based on the bond’s option adjusted spread (“OAS”). Specifically, the Value Score for each bond is calculated as its percentile ranked OAS within its sector and credit rating category. With respect to credit category, each rating agency’s rating is converted into a numerical value and a bond’s credit factor score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The bond is then assigned to one of six credit rating categories, as established by the Index Provider. Bonds are also separately ranked by OAS solely within their credit rating category. If fewer than three bonds are available within a sector or credit rating, then the Value Score for all bonds in the grouping is replaced with the percentile rank based on credit rating only. If fewer than three bonds are available within a credit rating category, then the bonds in that credit rating category are removed from HY Value Index eligibility. The Value Scores are then standardized.

The Index Provider also calculates a quality score (“Quality Score”) for each eligible bond, which is calculated based on such bond’s maturity and credit rating. With respect to the maturity factor, each bond is scored based on the number of years remaining to maturity, with bonds having fewer years to maturity receiving higher scores. With respect to the credit rating factor, each rating agency’s rating is converted into a numerical value and a bond’s credit score is calculated as an equally-weighted average of the numerical scores of each agency that has rated the bond. The maturity and credit scores for each bond are standardized across the universe of eligible bonds, and the Quality Score for each bond is computed as an equally-weighted combination of these two factors.

Once a Value Score and Quality Score are assigned to eligible bonds, the QAV Score is calculated as a weighted-average combination of the two scores, with 90% and 10% weights applied to the Value Score and Quality Score, respectively.

All eligible securities are ranked by QAV Score. Initially, bonds with QAV Scores in the top 40% of eligible securities are selected for inclusion in the HY Value Index. At each monthly HY Value Index rebalance, any new eligible security with a QAV Score in the top 30% of eligible securities is added to the HY Value Index, and current constituents with a QAV Score in the top 50% of eligible securities remain in the HY Value Index provided that they satisfy all other eligibility criteria. Underlying Index constituents are equally weighted. The HY Value Index is rebalanced monthly.

The following is added after the last sentence in the Section “Additional Information About the Funds’ Strategies and Risks—Principal Risks of Investing in the Funds—Mortgage-Backed Securities Risk” on page 20:

In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by a Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns.

The Section “Additional Information About the Funds’ Strategies and Risks—Principal Risks of Investing in the Funds—Index Rebalancing Risk” is hereby deleted and the following is added immediately following “Non-Investment Grade Securities Risk” in the Section “Additional Information About the Funds’ Strategies and Risks—Principal Risks of Investing in the Fund” on page 21:

Portfolio Turnover Risk

To the extent that a Fund’s Underlying Index rebalances frequently, a Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index, as well as engage in the TBA transactions. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to a Fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Please Retain This Supplement for Future Reference.

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